Summary of Significant Accounting Policies - Allowance for Uncollectible Accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance at beginning of the year	¥ (382)
Additions	(223)	¥ (197)
Balance at end of the year	(605)	(382)
Impact of adoption of ASC 326
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Balance at beginning of the year	¥ (185)
Balance at end of the year		¥ (185)